CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the Group’s ECL for the upside and downside scenarios using a 100 per cent weighting, with stage allocation based on each specific scenario.

	At 31 December 2019		At 31 December 2018
	Upside	Downside	Upside	Downside
	£m	£m	£m	£m
ECL allowance	3,001	3,677	2,775	3,573

Economic Assumptions [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The key UK economic assumptions made by the Group averaged over a five-year period are shown below:

	At 31 December 2019				At 31 December 2018
				Severe				Severe
	Base case	Upside	Downside	downside	Base case	Upside	Downside	downside
Economic assumptions	%	%	%	%	%	%	%	%
Interest rate	1.25	2.04	0.49	0.11	1.25	2.34	1.30	0.71
Unemployment rate	4.3	3.9	5.8	7.2	4.5	3.9	5.3	6.9
House price growth	1.3	5.0	(2.6)	(7.1)	2.5	6.1	(4.8)	(7.5)
Commercial real estate price growth	(0.2)	1.8	(3.8)	(7.1)	0.4	5.3	(4.7)	(6.4)
	At 31 December 2019				At 31 December 2018
				Severe				Severe
	Base case	Upside	Downside	downside	Base case	Upside	Downside	downside
Economic assumptions – start to peak	%	%	%	%	%	%	%	%
Interest rate	1.75	2.56	0.75	0.75	1.75	4.00	1.75	1.25
Unemployment rate	4.6	4.6	6.9	8.3	4.8	4.3	6.3	8.6
House price growth	6.0	26.3	(1.9)	(2.3)	13.7	34.9	0.6	(1.6)
Commercial real estate price growth	0.1	10.4	(0.6)	(1.1)	0.1	26.9	(0.5)	(0.5)

	At 31 December 2019				At 31 December 2018
				Severe				Severe
	Base case	Upside	Downside	downside	Base case	Upside	Downside	downside
Economic assumptions – start to trough	%	%	%	%	%	%	%	%
Interest rate	0.75	0.75	0.35	0.01	0.75	0.75	0.75	0.25
Unemployment rate	3.8	3.4	3.9	3.9	4.1	3.5	4.3	4.2
House price growth	(1.9)	(0.8)	(14.8)	(33.1)	0.4	2.3	(26.5)	(33.5)
Commercial real estate price growth	(0.9)	0.3	(17.5)	(30.9)	(0.1)	0.0	(23.8)	(33.8)

Economic Scenarios [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the extent to which a higher ECL allowance has been recognised to take account of forward looking information from the weighted multiple economic scenarios. The most significant difference between these bases arises on UK mortgages as the probability weighted ECL includes the impact of house price movements on the loss given default. For other portfolios adjustment is made only for the probability of default. All non-modelled provisions, including post model adjustments, are based on the probability weighted modelled ECL across all scenarios.

	At 31 December 2019			At 31 December 2018
		Probability			Probability
	Base case	weighted	Difference	Base case	weighted	Difference
Impact of multiple economic scenarios	£m	£m	£m	£m	£m	£m
UK mortgages	464	569	105	253	460	207
Other Retail	1,492	1,521	29	1,294	1,308	14
Commercial Banking	1,258	1,315	57	1,472	1,513	41
Other	50	50	–	81	81	–
	3,264	3,455	191	3,100	3,362	262

Increase (Decrease) in House Price Index [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the impact on the Group’s ECL resulting from a decrease/increase in Loss Given Default for a 10 percentage point (pp) increase/ decrease in the UK House Price Index (HPI).

	At 31 December 2019		At 31 December 2018
	10pp increase	10pp decrease	10pp increase	10pp decrease
	in HPI	in HPI	in HPI	in HPI
ECL impact, £m	(110)	147	(114)	154

Increase (Decrease) in Unemployment [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the impact on the Group’s ECL resulting from a decrease/increase for a 1 percentage point (pp) increase/decrease in the UK unemployment rate.

	At 31 December 2019		At 31 December 2018
	1pp increase in	1pp decrease in	1pp increase in	1pp decrease in
	unemployment	unemployment	unemployment	unemployment
ECL impact, £m	141	(143)	172	(155)